Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (2.7%)
*	Pinterest Inc. Class A	448,368	18,612
*	Zynga Inc. Class A	580,933	5,298
*	TechTarget Inc.	116,776	5,133
*	Cargurus Inc.	177,147	3,832
*	Match Group Inc.	33,339	3,689
*	Bandwidth Inc. Class A	20,316	3,547
	Cinemark Holdings Inc.	245,288	2,453
*	Boingo Wireless Inc.	191,391	1,951
*	Glu Mobile Inc.	239,839	1,841
*	EverQuote Inc. Class A	25,025	967
*	Vonage Holdings Corp.	51,490	527
*	Cardlytics Inc.	5,901	416
*,1	Eros International plc	134,030	296
*	Eventbrite Inc. Class A	27,051	294
*	LiveXLive Media Inc.	63,390	164
			49,020
Consumer Discretionary (13.0%)
	Hanesbrands Inc.	1,703,128	26,824
*	Skechers USA Inc. Class A	738,099	22,305
*	frontdoor Inc.	426,541	16,597
*	Sally Beauty Holdings Inc.	1,803,132	15,669
	Shutterstock Inc.	275,811	14,353
	Carter's Inc.	131,607	11,395
*	Etsy Inc.	84,666	10,298
*	Vroom Inc.	190,914	9,886
	Polaris Inc.	86,605	8,170
*	TopBuild Corp.	44,570	7,608
	Wingstop Inc.	52,419	7,163
*	RH	15,291	5,851
	PulteGroup Inc.	122,120	5,653
	Papa John's International Inc.	67,883	5,585
*	Grand Canyon Education Inc.	67,587	5,403
*	Planet Fitness Inc. Class A	79,963	4,927
*	Murphy USA Inc.	37,351	4,791
*	NVR Inc.	1,129	4,610
	Rent-A-Center Inc.	130,624	3,904
*	Fox Factory Holding Corp.	44,153	3,282
*	Stamps.com Inc.	12,907	3,110
*	Dorman Products Inc.	28,492	2,575
*	Caesars Entertainment Inc.	45,662	2,560
	PetMed Express Inc.	80,829	2,556
*	Penn National Gaming Inc.	34,936	2,540

		Shares	Market Value ($000)
*	Chegg Inc.	33,895	2,422
*	1-800-Flowers.com Inc. Class A	95,333	2,378
*	Gentherm Inc.	47,948	1,961
	H&R Block Inc.	113,394	1,847
	Service Corp. International	41,022	1,730
*	Perdoceo Education Corp.	139,930	1,713
	Domino's Pizza Inc.	3,725	1,584
*	Sportsman's Warehouse Holdings Inc.	92,404	1,322
*	Skyline Champion Corp.	45,324	1,213
*	CarParts.com Inc.	100,689	1,088
	Strategic Education Inc.	11,564	1,058
*	iRobot Corp.	13,137	997
	Pool Corp.	2,840	950
	Camping World Holdings Inc. Class A	31,366	933
*	El Pollo Loco Holdings Inc.	55,459	898
*	Asbury Automotive Group Inc.	6,297	614
	Ruth's Hospitality Group Inc.	55,279	611
	Standard Motor Products Inc.	11,914	532
*	Malibu Boats Inc. Class A	10,059	499
	Core-Mark Holding Co. Inc.	16,239	470
*	Mattel Inc.	40,090	469
*	Accel Entertainment Inc.	31,166	334
	Aaron's Inc.	5,187	294
*	Waitr Holdings Inc.	81,936	264
	Big Lots Inc.	4,420	197
*	MasterCraft Boat Holdings Inc.	10,964	192
*	Noodles & Co. Class A	24,231	167
*	GAN Ltd.	8,886	150
	Winnebago Industries Inc.	2,524	130
			234,632
Consumer Staples (1.4%)
	Coca-Cola Consolidated Inc.	22,006	5,296
	John B Sanfilippo & Son Inc.	57,411	4,328
	Casey's General Stores Inc.	20,392	3,623
*	BJ's Wholesale Club Holdings Inc.	65,415	2,718
*	Beyond Meat Inc.	15,946	2,648
*	elf Beauty Inc.	129,419	2,377
[1]	B&G Foods Inc.	50,350	1,398
	Reynolds Consumer Products Inc.	26,976	826
*	TreeHouse Foods Inc.	15,580	632
*	USANA Health Sciences Inc.	7,590	559
*	Celsius Holdings Inc.	12,017	273
*	National Beverage Corp.	2,144	146
			24,824
Energy (0.1%)
*	Dorian LPG Ltd.	130,738	1,047
Financials (3.1%)
	LPL Financial Holdings Inc.	174,631	13,389
	Primerica Inc.	56,808	6,427
	WisdomTree Investments Inc.	1,963,900	6,284
	MarketAxess Holdings Inc.	10,673	5,140
	Bank OZK	211,262	4,504
*	Palomar Holdings Inc.	34,817	3,629
	Virtus Investment Partners Inc.	19,798	2,745
	First Financial Bankshares Inc.	90,391	2,523
	Artisan Partners Asset Management Inc. Class A	61,283	2,389
	Brightsphere Investment Group Inc.	104,544	1,349

		Shares	Market Value ($000)
	Kinsale Capital Group Inc.	6,123	1,164
	Erie Indemnity Co. Class A	5,068	1,066
	Cowen Inc. Class A	65,238	1,061
	Walker & Dunlop Inc.	18,861	1,000
	FactSet Research Systems Inc.	2,882	965
	Universal Insurance Holdings Inc.	51,576	714
*	eHealth Inc.	8,275	654
	Virtu Financial Inc. Class A	22,838	526
	Westamerica BanCorp.	8,123	441
	Prosperity Bancshares Inc.	6,690	347
	PennyMac Financial Services Inc.	1,800	105
			56,422
Health Care (29.2%)
*	Quidel Corp.	116,932	25,653
	STERIS plc	132,714	23,383
*	BioTelemetry Inc.	483,863	22,054
*	Merit Medical Systems Inc.	404,075	17,577
*	Immunomedics Inc.	205,580	17,480
*	Syneos Health Inc.	316,323	16,816
*	Hologic Inc.	205,705	13,673
*	MEDNAX Inc.	806,096	13,123
*	HealthEquity Inc.	233,381	11,989
	Cooper Cos. Inc.	35,418	11,940
*	Omnicell Inc.	139,510	10,416
*	Sarepta Therapeutics Inc.	63,035	8,852
*	AMN Healthcare Services Inc.	145,835	8,526
*	Deciphera Pharmaceuticals Inc.	164,973	8,463
*	Novocure Ltd.	75,460	8,399
	Chemed Corp.	17,257	8,289
*	PRA Health Sciences Inc.	77,492	7,861
*	Neurocrine Biosciences Inc.	78,561	7,554
*	Axogen Inc.	617,202	7,178
*	Heron Therapeutics Inc.	452,729	6,709
*	Kodiak Sciences Inc.	113,279	6,707
*	Medpace Holdings Inc.	59,698	6,671
*	Revance Therapeutics Inc.	257,644	6,477
*	Exact Sciences Corp.	62,901	6,413
*	ABIOMED Inc.	22,615	6,266
	Bruker Corp.	155,069	6,164
	Encompass Health Corp.	88,293	5,737
*,1	Ontrak Inc.	89,606	5,376
*	Agios Pharmaceuticals Inc.	150,928	5,282
*	Acceleron Pharma Inc.	46,754	5,261
*	Natera Inc.	71,731	5,182
*	Horizon Therapeutics plc	65,347	5,076
*	Avantor Inc.	224,071	5,039
	Luminex Corp.	191,054	5,015
*	Haemonetics Corp.	56,056	4,891
*	Halozyme Therapeutics Inc.	184,698	4,854
*	Pacific Biosciences of California Inc.	489,802	4,834
*	Retrophin Inc.	257,527	4,754
*	Viking Therapeutics Inc.	816,143	4,750
*	Nevro Corp.	33,567	4,676
*	Charles River Laboratories International Inc.	20,526	4,648
*	Ironwood Pharmaceuticals Inc. Class A	476,954	4,290
*	Veeva Systems Inc. Class A	15,203	4,275
*	Emergent BioSolutions Inc.	41,216	4,259
*	CorVel Corp.	46,257	3,952

		Shares	Market Value ($000)
*	Masimo Corp.	16,737	3,951
*	Tenet Healthcare Corp.	158,773	3,892
*	Integra LifeSciences Holdings Corp.	79,429	3,751
*	Molina Healthcare Inc.	19,674	3,601
*	IQVIA Holdings Inc.	22,260	3,509
*	Ultragenyx Pharmaceutical Inc.	42,013	3,453
*	iRhythm Technologies Inc.	14,436	3,437
*	Inovalon Holdings Inc. Class A	125,960	3,332
*,1	Esperion Therapeutics Inc.	89,561	3,329
*	LHC Group Inc.	14,792	3,144
*	Teladoc Health Inc.	13,691	3,002
	Hill-Rom Holdings Inc.	34,040	2,843
*	Schrodinger Inc.	58,441	2,777
*	Enanta Pharmaceuticals Inc.	60,163	2,754
*	MacroGenics Inc.	103,882	2,617
*	Ionis Pharmaceuticals Inc.	54,830	2,602
	PerkinElmer Inc.	20,711	2,599
*	Corcept Therapeutics Inc.	148,298	2,581
*	Eidos Therapeutics Inc.	48,030	2,427
*	Alkermes plc	145,887	2,417
*	Voyager Therapeutics Inc.	219,290	2,340
*	Bioxcel Therapeutics Inc.	53,659	2,327
*	GenMark Diagnostics Inc.	158,984	2,258
	West Pharmaceutical Services Inc.	7,986	2,195
*	Puma Biotechnology Inc.	203,964	2,058
*	Arrowhead Pharmaceuticals Inc.	44,092	1,899
*	Bluebird Bio Inc.	34,848	1,880
*	Iovance Biotherapeutics Inc.	54,146	1,782
*	Intellia Therapeutics Inc.	83,951	1,669
*	Novavax Inc.	14,964	1,621
	Ensign Group Inc.	26,891	1,534
*	Surmodics Inc.	37,910	1,475
*	Immunovant Inc.	41,535	1,462
*	Denali Therapeutics Inc.	38,989	1,397
*	ImmunoGen Inc.	387,595	1,395
*	Minerva Neurosciences Inc.	425,897	1,354
*,1	Inovio Pharmaceuticals Inc.	110,779	1,285
*	OraSure Technologies Inc.	100,409	1,222
*	STAAR Surgical Co.	21,508	1,217
*	Meridian Bioscience Inc.	69,351	1,178
*	Ligand Pharmaceuticals Inc.	12,046	1,148
*,1	VBI Vaccines Inc.	395,737	1,132
*	Constellation Pharmaceuticals Inc.	54,373	1,102
*	Fulgent Genetics Inc.	27,108	1,085
*	Vanda Pharmaceuticals Inc.	107,830	1,042
*	Omeros Corp.	100,883	1,019
*	Precision BioSciences Inc.	161,005	992
*	ChemoCentryx Inc.	17,884	980
*	Surgery Partners Inc.	44,523	975
	Bio-Techne Corp.	3,922	972
*,1	Precigen Inc.	268,386	939
*	ACADIA Pharmaceuticals Inc.	22,302	920
*	Karuna Therapeutics Inc.	11,816	914
*	Karyopharm Therapeutics Inc.	62,246	909
*	Kiniksa Pharmaceuticals Ltd. Class A	59,019	904
*	CytoSorbents Corp.	110,661	883
*	Vir Biotechnology Inc.	25,469	874
*	Molecular Templates Inc.	79,600	869

		Shares	Market Value ($000)
*	Progyny Inc.	28,906	851
*	MyoKardia Inc.	6,030	822
*	Pennant Group Inc.	21,188	817
*	Tivity Health Inc.	57,383	805
*	Black Diamond Therapeutics Inc.	26,251	794
*	Agenus Inc.	186,382	746
*	MannKind Corp.	377,275	709
*	Selecta Biosciences Inc.	279,813	694
*	Accolade Inc.	17,438	678
*	Zogenix Inc.	36,998	663
*	Seres Therapeutics Inc.	22,049	624
*	Silk Road Medical Inc.	9,084	611
*	Integer Holdings Corp.	10,279	607
*	Ocular Therapeutix Inc.	79,746	607
*	HMS Holdings Corp.	25,170	603
*	Apellis Pharmaceuticals Inc.	19,358	584
*	Rocket Pharmaceuticals Inc.	24,941	570
*,1	Sorrento Therapeutics Inc.	48,783	544
*	Radius Health Inc.	46,807	531
*	Translate Bio Inc.	38,939	530
*	Guardant Health Inc.	4,612	516
*	Kala Pharmaceuticals Inc.	67,476	506
	US Physical Therapy Inc.	5,539	481
*	TG Therapeutics Inc.	17,784	476
*	Zynex Inc.	26,127	456
*,1	Co-Diagnostics Inc.	31,848	433
*	Select Medical Holdings Corp.	20,182	420
*	SIGA Technologies Inc.	59,882	411
*	Codexis Inc.	34,145	401
*	Myriad Genetics Inc.	30,657	400
*	Pieris Pharmaceuticals Inc.	190,939	395
*	IGM Biosciences Inc.	5,239	387
*	Arvinas Inc.	16,050	379
*	Syros Pharmaceuticals Inc.	41,972	371
*,1	Marinus Pharmaceuticals Inc.	28,667	368
*	Fortress Biotech Inc.	89,971	363
*	ICU Medical Inc.	1,975	361
*	Cue Biopharma Inc.	23,438	353
	Phibro Animal Health Corp. Class A	19,844	345
*	DBV Technologies SA ADR	191,995	332
*	Sientra Inc.	97,196	330
*	AdaptHealth Corp. Class A	14,306	312
*	Cassava Sciences Inc.	27,022	311
*	Jounce Therapeutics Inc.	37,884	309
*	Calithera Biosciences Inc.	83,901	289
*	Eiger BioPharmaceuticals Inc.	35,081	286
*	Fluidigm Corp.	35,243	262
*	Nurix Therapeutics Inc.	7,513	262
*	Ovid therapeutics Inc.	45,031	258
*	Adverum Biotechnologies Inc.	23,647	244
*	BioSig Technologies Inc.	44,545	220
*	Paratek Pharmaceuticals Inc.	39,185	212
*	Ardelyx Inc.	39,892	209
*	Assembly Biosciences Inc.	11,583	190
*	Durect Corp.	103,948	178
*	Passage Bio Inc.	12,516	164
*	Acutus Medical Inc.	5,006	149
*	Bellerophon Therapeutics Inc.	14,592	149

		Shares	Market Value ($000)
*,1	Accelerate Diagnostics Inc.	12,377	132
*	Electromed Inc.	11,616	121
*	Recro Pharma Inc.	49,143	103
*	Akebia Therapeutics Inc.	31,453	79
*,1	Vaxart Inc.	11,546	77
*	VolitionRX Ltd.	23,593	76
			526,475
Industrials (18.4%)
*	TriNet Group Inc.	439,406	26,066
	Ritchie Bros Auctioneers Inc.	439,736	26,054
*	Generac Holdings Inc.	118,554	22,957
*	Sensata Technologies Holding plc	487,338	21,024
	ABM Industries Inc.	522,331	19,149
*	Clean Harbors Inc.	268,700	15,055
*	Middleby Corp.	163,134	14,635
	Matson Inc.	321,803	12,901
	John Bean Technologies Corp.	138,915	12,765
	Tennant Co.	183,243	11,061
*	Kirby Corp.	298,463	10,795
	CH Robinson Worldwide Inc.	99,998	10,219
	Forward Air Corp.	177,047	10,159
*	Cimpress plc	113,250	8,512
*	Builders FirstSource Inc.	208,717	6,808
	Landstar System Inc.	53,034	6,655
	Woodward Inc.	69,428	5,565
	Heartland Express Inc.	282,046	5,246
	Allegion plc	52,145	5,158
*	GMS Inc.	199,252	4,802
	BWX Technologies Inc.	80,415	4,528
	Kennametal Inc.	152,150	4,403
*	Aerojet Rocketdyne Holdings Inc.	104,031	4,150
*	Foundation Building Materials Inc.	252,701	3,972
	Kforce Inc.	116,950	3,762
*	Atkore International Group Inc.	154,837	3,519
	Allison Transmission Holdings Inc.	98,643	3,466
	UFP Industries Inc.	53,553	3,026
*	Great Lakes Dredge & Dock Corp.	297,029	2,825
	Fortune Brands Home & Security Inc.	29,090	2,517
	EMCOR Group Inc.	34,897	2,363
	Mueller Industries Inc.	81,751	2,212
	MSA Safety Inc.	15,951	2,140
	Enerpac Tool Group Corp. Class A	108,709	2,045
	Hubbell Inc. Class B	13,282	1,818
	Tetra Tech Inc.	18,840	1,799
	Exponent Inc.	23,008	1,657
	AAON Inc.	27,309	1,645
	Robert Half International Inc.	30,177	1,598
*	Vicor Corp.	19,638	1,526
*	HD Supply Holdings Inc.	36,941	1,523
*	SiteOne Landscape Supply Inc.	12,268	1,496
	McGrath RentCorp.	24,904	1,484
*	Plug Power Inc.	99,194	1,330
*	MasTec Inc.	30,693	1,295
*,1	Alpha Pro Tech Ltd.	79,499	1,175
*	Sunrun Inc.	12,180	939
	Steelcase Inc. Class A	90,963	920
*	Trex Co. Inc.	12,833	919
*	American Woodmark Corp.	11,667	916

		Shares	Market Value ($000)
	Graco Inc.	14,031	861
	Applied Industrial Technologies Inc.	13,469	742
	Franklin Electric Co. Inc.	11,472	675
*	Ameresco Inc. Class A	19,088	638
*	Atlas Air Worldwide Holdings Inc.	9,643	587
*	Gibraltar Industries Inc.	8,562	558
*	Echo Global Logistics Inc.	20,938	540
*	Masonite International Corp.	5,063	498
*	SPX Corp.	9,778	454
	Lindsay Corp.	4,548	440
	National Presto Industries Inc.	4,939	404
	Huntington Ingalls Industries Inc.	2,599	366
	Albany International Corp. Class A	5,206	258
	Nordson Corp.	1,333	256
*	Mastech Digital Inc.	13,130	236
	CoreLogic Inc.	3,473	235
*	Daseke Inc.	37,982	204
	Acuity Brands Inc.	1,907	195
			330,701
Information Technology (24.4%)
*	ON Semiconductor Corp.	1,178,384	25,559
*	J2 Global Inc.	319,338	22,105
*	SolarWinds Corp.	902,708	18,361
*	2U Inc.	461,461	15,625
*	Pluralsight Inc. Class A	765,493	13,113
*	Fair Isaac Corp.	26,409	11,234
*	Trimble Inc.	222,393	10,831
	Belden Inc.	338,590	10,537
*	Proofpoint Inc.	95,744	10,106
*	Nuance Communications Inc.	302,334	10,034
	Booz Allen Hamilton Holding Corp. Class A	120,381	9,989
*	Zendesk Inc.	96,001	9,880
*	Gartner Inc.	78,033	9,750
*	Euronet Worldwide Inc.	93,392	8,508
*	Five9 Inc.	65,029	8,433
*	Manhattan Associates Inc.	87,726	8,377
*	New Relic Inc.	135,869	7,658
*	FireEye Inc.	612,807	7,565
*	Enphase Energy Inc.	90,251	7,454
*	Anaplan Inc.	116,432	7,286
*	Inphi Corp.	64,396	7,228
*	Workiva Inc. Class A	121,369	6,768
*	ChannelAdvisor Corp.	397,987	5,759
*	Cadence Design Systems Inc.	53,987	5,757
*	Fastly Inc. Class A	60,299	5,649
*	Synaptics Inc.	68,622	5,519
*	Atlassian Corp. plc Class A	29,948	5,444
*	SolarEdge Technologies Inc.	22,513	5,366
	Jabil Inc.	155,570	5,330
	SS&C Technologies Holdings Inc.	87,645	5,304
*	Teradata Corp.	233,523	5,301
*	EPAM Systems Inc.	16,299	5,269
	MAXIMUS Inc.	75,947	5,196
*	Fortinet Inc.	42,286	4,982
	CDW Corp.	40,450	4,835
*	Zebra Technologies Corp. Class A	18,639	4,706
*	Wix.com Ltd.	18,189	4,635
	Teradyne Inc.	52,534	4,174

		Shares	Market Value ($000)
*	Digital Turbine Inc.	122,197	4,001
*	Diodes Inc.	70,167	3,961
*	HubSpot Inc.	13,247	3,871
	TTEC Holdings Inc.	70,278	3,834
*	Box Inc. Class A	214,278	3,720
*	Domo Inc. Class B	96,728	3,708
*	eGain Corp.	257,311	3,646
*	Silicon Laboratories Inc.	35,769	3,500
	CDK Global Inc.	79,690	3,474
*	Verint Systems Inc.	72,039	3,471
*	Ceridian HCM Holding Inc.	36,559	3,022
*	SPS Commerce Inc.	38,739	3,017
*	Cornerstone OnDemand Inc.	81,666	2,969
*	Model N Inc.	79,699	2,812
*	Cirrus Logic Inc.	41,396	2,792
*,1	SunPower Corp.	217,899	2,726
*	MongoDB Inc.	10,604	2,455
*	Okta Inc.	10,848	2,320
*	Alteryx Inc. Class A	19,590	2,224
*	Avalara Inc.	17,204	2,191
*	FormFactor Inc.	77,808	1,940
*	Zscaler Inc.	13,314	1,873
	Perspecta Inc.	95,647	1,860
*	Itron Inc.	29,052	1,765
*	NCR Corp.	79,652	1,763
*	Calix Inc.	95,453	1,697
	CSG Systems International Inc.	40,732	1,668
*	Cardtronics plc Class A	81,431	1,612
	Brooks Automation Inc.	32,585	1,507
*	MACOM Technology Solutions Holdings Inc.	41,741	1,420
*	NeoPhotonics Corp.	228,967	1,394
*	Lattice Semiconductor Corp.	45,686	1,323
*	StoneCo. Ltd Class A	24,437	1,292
*	Endurance International Group Holdings Inc.	215,922	1,239
*	Unisys Corp.	112,046	1,196
	Xperi Holding Corp.	98,990	1,137
*	Sitime Corp.	13,021	1,094
*	Paylocity Holding Corp.	6,516	1,052
*	Amkor Technology Inc.	89,348	1,001
*	Avid Technology Inc.	114,851	983
*	Everbridge Inc.	7,635	960
*	Lumentum Holdings Inc.	12,094	909
*	Perficient Inc.	20,799	889
*,1	Veritone Inc.	96,484	884
*	MicroStrategy Inc. Class A	5,488	826
*	Sailpoint Technologies Holdings Inc.	19,882	787
*	Sprout Social Inc. Class A	19,429	748
*,1	Maxeon Solar Technologies Ltd.	43,004	729
*	International Money Express Inc.	48,039	690
	Plantronics Inc.	53,541	634
*	PagerDuty Inc.	21,346	579
*	Agilysys Inc.	22,787	551
*	A10 Networks Inc.	85,805	547
*	Black Knight Inc.	5,842	509
*	Extreme Networks Inc.	124,999	502
*	Axcelis Technologies Inc.	22,276	490
*	PFSweb Inc.	73,268	490
*	Sumo Logic Inc.	21,395	466

		Shares	Market Value ($000)
*	ePlus Inc.	6,264	458
	NIC Inc.	22,686	447
	QAD Inc. Class A	10,578	446
*	Fabrinet	6,637	418
*	CEVA Inc.	9,344	368
*	Infinera Corp.	58,792	362
*	Sanmina Corp.	11,637	315
*	Mitek Systems Inc.	24,289	309
	VirnetX Holding Corp.	52,697	278
	InterDigital Inc.	4,727	270
	Monolithic Power Systems Inc.	940	263
*,1	GTT Communications Inc.	44,847	231
*	Akoustis Technologies Inc.	27,155	222
*	DSP Group Inc.	15,480	204
*	PDF Solutions Inc.	10,930	204
*	Bill.Com Holdings Inc.	1,976	198
	Badger Meter Inc.	2,776	181
*	Avaya Holdings Corp.	11,788	179
			439,700
Materials (1.8%)
	Scotts Miracle-Gro Co.	41,025	6,273
*	Element Solutions Inc.	481,022	5,055
	Graphic Packaging Holding Co.	306,381	4,317
	Boise Cascade Co.	78,016	3,114
	Royal Gold Inc.	23,274	2,797
	Myers Industries Inc.	206,849	2,737
*	Novagold Resources Inc.	218,059	2,593
*	Axalta Coating Systems Ltd.	99,638	2,209
	Sealed Air Corp.	43,728	1,697
	Avery Dennison Corp.	8,259	1,056
	Louisiana-Pacific Corp.	12,792	377
	Verso Corp. Class A	45,347	358
*	Koppers Holdings Inc.	9,186	192
			32,775
Other (0.0%)
[2]	Nupathe Inc. CVR	345,900	—
Real Estate (1.3%)
*	Redfin Corp.	115,561	5,770
	GEO Group Inc.	321,285	3,643
	Uniti Group Inc.	301,865	3,180
	PS Business Parks Inc.	23,204	2,840
	Iron Mountain Inc.	97,809	2,620
	EastGroup Properties Inc.	10,500	1,358
	National Health Investors Inc.	14,841	895
	Innovative Industrial Properties Inc.	6,755	838
	Universal Health Realty Income Trust	11,446	652
	Equity LifeStyle Properties Inc.	9,715	596
	American Finance Trust Inc.	83,742	525
	Alexander's Inc.	1,022	251
	CoreSite Realty Corp.	2,037	242
			23,410
Utilities (0.4%)
	American States Water Co.	53,685	4,023
	Ormat Technologies Inc.	21,414	1,266
	Brookfield Infrastructure Corp. Class A	16,841	933
	Clearway Energy Inc. Class A	26,109	645

		Shares	Market Value ($000)
	California Water Service Group	8,882	386
			7,253
Total Common Stocks (Cost $1,644,989)			1,726,259
Temporary Cash Investments (5.3%)
Money Market Fund (5.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.117%	910,032	91,003
		Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[5]	U.S. Cash Management Bill, 0.122%, 12/15/20	300	300
[5]	U.S. Cash Management Bill, 0.116%, 2/16/21	1,465	1,464
[5]	U.S. Treasury Bill, 0.103%, 12/31/20	1,290	1,290
[5]	U.S. Treasury Bill, 0.096%, 1/28/21	1,148	1,148
			4,202
Total Temporary Cash Investments (Cost $95,209)			95,205
Total Investments (101.1%) (Cost $1,740,198)			1,821,464
Other Assets and Liabilities—Net (-1.1%)			(20,457)
Net Assets (100%)			1,801,007
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,120,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $18,506,000 was received for securities on loan, of which $18,461,000 is held in Vanguard Market Liquidity Fund and $45,000 is held in cash.
5	Securities with a value of $3,948,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	657	49,420	417
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,726,259	—	—	1,726,259
Temporary Cash Investments	91,003	4,202	—	95,205
Total	1,817,262	4,202	—	1,821,464
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	87	—	—	87
1	Represents variation margin on the last day of the reporting period.